Employee Benefit Plan	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plan	Employee Benefit PlanThe Company has established a 401(k) tax-deferred savings plan covering all employees who satisfy certain eligibility requirements. The 401(k) plan allows each participant to defer a percentage of their eligible compensation subject to applicable annual limits pursuant to the limits established by the Internal Revenue Service (“IRS”). The Company may, at its discretion, make contributions in the form of matching contributions, subject to limitations imposed by the IRS. The Company made matching contributions of $0.5 million during the year ended December 31, 2021. As of December 31, 2020, the Company had not made any matching contributions.